Label	Element	Value
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Less than 1 Year [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | 1 to 3 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | 3 to 5 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.70%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | 5 to 10 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	62.40%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Greater than 10 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.90%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.90%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.60%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.00%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.10%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.80%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | France
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.40%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Germany
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Italy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Denmark
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Dimensional International Core Fixed Income ETF (formerly, Dimensional Global ex US Core Fixed Income ETF) | Netherlands
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%